Label	Element	Value
Class P Prospectus | PACE® Strategic Fixed Income Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

July 30, 2021

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 27, 2020 (as revised June 11, 2021).

Includes:

•  PACE® Strategic Fixed Income Investments

•  PACE® International Emerging Markets Equity Investments

Dear Investor,

The purpose of this supplement is to update certain information for PACE Strategic Fixed Income Investments and PACE International Emerging Markets Equity Investments (each, a "fund" and together, the "funds"), each a series of PACE Select Advisors Trust ("Trust"). At the recommendation of UBS Asset Management (Americas) Inc., the funds' manager, the Board of Trustees of the Trust recently approved lower expense caps for each of the funds, effective as of August 1, 2021.

Effective as of August 1, 2021, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® Strategic Fixed Income Investments
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Annual fund operating expenses" on page 17 of the Class P Prospectus is revised by replacing the table and footnotes in their entirety with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The section captioned "PACE Strategic Fixed Income Investments Fund Summary" and sub-captioned "Example" on page 17 of the Class P Prospectus is revised by replacing the table in its entirety with the following:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.
Class P Prospectus | PACE® Strategic Fixed Income Investments | Class P
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest expense attributable to securities sold short	rr_Component2OtherExpensesOverAssets	0.35%
Miscellaneous expenses (includes administration fee of 0.10%)	rr_Component3OtherExpensesOverAssets	0.27%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursements	rr_NetExpensesOverAssets	1.00%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	610
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363

[1]	"Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund. Since the "Acquired fund fees and expenses" are not directly borne by the fund, they are not reflected in the fund's financial statements, and therefore the amounts listed in "Total annual fund operating expenses" and "Total annual fund operating expenses after fee waiver and/or expense reimbursements" may differ from those presented in the financial highlights.
[2]	The fund and UBS Asset Management (Americas) Inc. ("UBS AM") have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse expenses so that the fund's ordinary total operating expenses through November 30, 2022 (excluding, as applicable, dividend expense, borrowing costs, and interest expense relating to short sales, and expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders' meetings and extraordinary expenses) would not exceed, prior to August 1, 2020, 0.68% for Class P. Effective August 1, 2021, the expense cap is 0.65% for Class P. "Management fee waiver/expense reimbursements" are based on estimated amounts for the current fiscal year. The fund has agreed to repay UBS AM for any waived fees/reimbursed expenses to the extent that it can do so over the following three fiscal years without causing the class expenses in any of those three years to exceed this expense cap and that UBS AM has not waived the right to do so. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM. Upon termination of the agreement, however, UBS AM's three year recoupment rights will survive.